Formation of the Partnership, Organization and Nature of Business (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended			4 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended				0 Months Ended	4 Months Ended	6 Months Ended	0 Months Ended	4 Months Ended		6 Months Ended	0 Months Ended		6 Months Ended	12 Months Ended		0 Months Ended
	May 17, 2013	Jan. 30, 2013	Jan. 23, 2013	May 19, 2013	Jun. 30, 2013	Dec. 31, 2012	Jan. 23, 2013 10.875% senior secured notes due 2017	Jun. 30, 2013 10.875% senior secured notes due 2017	Dec. 31, 2012 10.875% senior secured notes due 2017	Dec. 31, 2011 10.875% senior secured notes due 2017	Jan. 23, 2013 Affiliate of Icahn Enterprises	May 19, 2013 Affiliate of Icahn Enterprises	Jun. 30, 2013 Affiliate of Icahn Enterprises	Jan. 23, 2013 CVR Refining Holdings	May 19, 2013 CVR Refining Holdings	May 19, 2013 CVR Refining Holdings	Jun. 30, 2013 CVR Refining Holdings	Dec. 31, 2012 CVR Refining Holdings Refining LLC	Jan. 23, 2013 CRLLC	Jun. 30, 2013 CRLLC	Dec. 31, 2012 CRLLC CVR Partners	Dec. 31, 2012 CRLLC CVR GP LLC	Dec. 31, 2012 CVR Energy, Inc CVR Partners Minimum
Percentage of membership interest in other entity transferred by limited partner																		100.00%
Limited partner interest (as a percent)														81.00%	81.00%	81.00%	71.00%			71.00%	70.00%	100.00%
January issuance of common units to public, net of offering costs (in units)		3,600,000	24,000,000								4,000,000
Offering price per unit (in dollars per share)		$ 25.00	$ 25.00
Underwriting fees			$ 32.5
Other offering costs incurred			3.9
Net proceeds from the Initial Public Offering			653.6
Proceeds from initial public offering used to repurchase CRLLC's 10.875% senior secured notes due 2017							253.0
Stated interest rate (as a percent)							10.875%	10.875%	10.875%	10.875%
Proceeds from initial public offering used to prefund certain maintenance and environmental capital expenditures through 2014			160.0
Proceeds from initial public offering used to fund the turnaround expenses			54.0
Proceeds from initial public offering used for distributions																			85.1
Cash on hand distributed	$ 233.2																		$ 150.0
Percentage of limited partner interest held by the public			19.00%	19.00%	29.00%						3.00%	3.00%	4.00%
Maximum period after the end of each quarter of cash distribution to common unitholders					60 days	60 days
Percentage of common units owned by managing partner																							50.00%